Related Party Transactions (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Sep. 24, 2020
Advances from related parties	$ 3,500	$ 7,300	$ 18,655
Due to related party payables	$ 22,155	18,655	18,655		$ 3,500
Barbara McIntyre Bauman [Member]
Expenses paid		$ 3,960	$ 3,960
Barbara McIntyre Bauman [Member] | Series A Preferred Stock [Member]
Stock issued during the period		1,000	1,000
Repayment of the related party debt		$ 540	$ 540
Gain on forgiven of debt		$ 3,420	$ 3,420